Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 9 - Derivative Instruments

We enter into derivative or physical arrangements with respect to portions of our crude oil production to reduce our sensitivity to volatile commodity prices and/or to meet hedging requirements under our Credit Facility.  We believe that these derivative arrangements, although not free of risk, allowed us to achieve a more predictable cash flow and to reduce exposure to commodity price fluctuations.  However, derivative arrangements limit the benefit of increases in the prices of crude oil.  Moreover, our derivative arrangements applied only to a portion of our production.

We had an Inter-creditor Agreement in place between the Company; our counterparties, BP Corporation North America, Inc. and Cargill Incorporated and our agent, Texas Capital Bank, N.A., which allows Texas Capital Bank to also act as agent for the counterparties for the purpose of holding and enforcing any liens or security interests resulting from our derivative arrangements.  Therefore, we were not required to post additional collateral, including cash.

At December 31, 2016 all derivative contracts had expired.

For years ended December 31, 2016 and 2015, the fair value of the Company’s derivative contracts were reflected in current assets on the balance sheet.  We recorded a loss related to the mark to market our derivative contracts for the year ended December 31, 2016 and 2015 of $2,531,401 and $2,194,679 respectively.